Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

13. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended June 30, 2022 and 2021, respectively:

	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$322,005	$(527,427)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887

Earnings per share
Net income (loss) per share - Basic and Diluted	$0.01	$(0.02)

Basic income (loss) per share to the ordinary shareholders are computed by dividing the net income (loss) attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended June 30, 2022 and 2021. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.

17. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2021, 2020 and 2019, respectively:

	For the Years Ended December 31,
	2021	2020	2019
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$371,091	$(1,692,654)	$23,526,400
Net income (loss) from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	$371,091	$(1,692,654)	$(3,319,618)
Net income from discontinued operations, net of income tax	$-	$-	$26,846,018

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887	25,287,887

Earnings per share
Net income (loss) per share from continuing operations – Basic and Diluted	$0.01	$(0.07)	$(0.13)
Net earnings per share from discontinued operations – Basic and Diluted	$-	$-	$1.06

Basic loss per share to the ordinary shareholders are computed by dividing the net loss attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended December 31, 2021, 2020 and 2019. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.